Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates

	For the six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
China statutory income tax rate	25%	25%
Preferential tax rate reduction	(1.2)%	(13.6)%
Change in valuation allowance	(0.1)%	(4.7)%
Permanent difference	(24.2)%	(16.1)%
Others	0.5%	9.2%
Effective tax rate	(0.0)%	(0.2)%

Schedule of deferred tax assets and liabilities

	June 30,	December 31,
Deferred tax assets:	2026	2025
	(Unaudited)
Net operating loss carryforward	$159,468	$151,311
Lease liabilities	22,789	43,867
Allowance for credit loss	(9,806)	(6,624)
Deferred tax assets	172,451	188,554

ROU assets	(23,599)	(45,785)
Deferred tax liabilities	(23,599)	(45,785)

Valuation allowance	(148,852)	(142,769)

Deferred tax assets (liabilities), net	$—	$—

Schedule of taxes payable

	June 30, 2026	December 31, 2025
	(Unaudited)
VAT taxes payable	$167,739	$305,818
Income taxes payable	106,143	102,986
Other taxes payable	5,104	9,012
Total taxes payable	$278,986	$417,816